Derivative Instruments - Derivative Gain (Loss) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Rate Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net		$ (34,700)
Interest Rate Derivatives [Member] | Derivative gain (loss), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net			$ (5,934)	$ (41,722)	$ (119,401)
Liquefaction Supply Derivatives [Member] | LNG Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net			(8)	0	0
Liquefaction Supply Derivatives [Member] | Cost (cost recovery) of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net	[1]		42,172	32,503	342
Natural Gas Derivatives [Member] | Operating and maintenance expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net			$ 150	$ 1,842	$ 860

[1]	Does not include the realized value associated with derivative instruments that settle through physical delivery.